Basis of Preparation - Impact of Adoption of New Accounting Standards (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Disclosure of financial assets and liabilities at date of initial application of IFRS 16 [Line Items]
Operating lease commitments as of March 31, 2019 (Note 32)	¥ 0
Less: Recognition exemption for leases with less than 12 months of lease term at transition	(5,772)
Less: Recognition exemption for leases of low value asset	(1,560)
Lease liabilities recognized as of April 1, 2019	369,459
Adoption of IFRS 16
Disclosure of financial assets and liabilities at date of initial application of IFRS 16 [Line Items]
Operating lease commitments as of March 31, 2019 (Note 32)	233,578
Less: Recognition exemption for leases with less than 12 months of lease term at transition	(1,256)
Less: Recognition exemption for leases of low value asset	(319)
Add: Extension options reasonably certain to be exercised	20,266
Less: Lease contracts with commencement date after March 31, 2019	(4,394)
Less: Discounted using the incremental borrowing rate as of April 1, 2019	(31,783)
Add: Finance lease liabilities recognized as of March 31, 2019	179,411
Other	1,233
Lease liabilities recognized as of April 1, 2019	¥ 396,736